Financial Statement Schedule I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements
Net income (loss)	$ 243,886,084	$ 45,564,936	$ (195,155,097)
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	(32,439,736)	1,877,848	5,505,067
Comprehensive income (loss) attributable to Canadian Solar Inc.	205,648,267	34,774,860	(190,228,872)
Parent Company
Condensed Financial Statements
Net income (loss)	239,501,317	31,659,276	(195,468,691)
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	(33,853,050)	3,115,584	5,239,819
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ 205,648,267	$ 34,774,860	$ (190,228,872)